Segment Information (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014 item	Jun. 30, 2013	Dec. 31, 2013 item	Dec. 31, 2012
Segment Information
Amount of net revenues	$ 19,365,704	$ 15,248,782	$ 41,060,686	$ 18,484,822	$ 64,711,161	$ 930,073
Number of reportable business segments in which entity operate			1		1
Number of categories of similar products which are grouped together			5		5
Gourmet Food Products
Segment Information
Amount of net revenues			2,608,000		1,483,000
Percentage of net revenues			5.10%		1.70%
Home Decor
Segment Information
Amount of net revenues			27,458,000	24,349,000	72,666,000
Percentage of net revenues			53.60%	98.00%	85.60%
Nutritionals and Wellness
Segment Information
Amount of net revenues			20,156,000		9,312,000
Percentage of net revenues			39.30%		11.00%
Publishing & Printing
Segment Information
Amount of net revenues			613,000	495,000	951,000	930,000
Percentage of net revenues			1.20%	2.00%	1.10%
Other
Segment Information
Amount of net revenues			422,000		439,000
Percentage of net revenues			0.80%		0.50%
International markets
Segment Information
Amount of net revenues					10,300,000
Europe
Segment Information
Amount of net revenues			$ 15,000,000		$ 8,262,394
Net revenues | International markets
Segment Information
Percentage of net revenues			32.00%		16.00%
Net revenues | Europe
Segment Information
Percentage of net revenues			29.00%		13.00%
Net revenues | Domestic
Segment Information
Percentage of net revenues				100.00%